Shareholders' Equity (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	0	260,544	0	4,664,600
Kings Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,200,000		1,200,000
Bao Li Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,875,000		1,875,000
Oriental VIP Room [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,875,000		0
Officer and Director [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			149,600		149,600
Underwriter Warrants [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)			1,440,000		1,440,000